Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital	Share capital
At December 31, 2023, the Company had unlimited authority to issue common shares and 687.0 million common shares outstanding.
(a) No par value common shares issued

	Number of shares	Value of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2021	681,146	3,155.4
Issuance of common shares under First Nations agreements	375	0.5
Exercise of options and vested performance share units	756	1.2
Balance at December 31, 2022	682,277	3,157.1
Issuance of common shares under First Nations agreements	181	0.1
Issuance of flow through shares(1)	1,642	2.3
Exercise of options and vested performance share units	2,906	4.0
Balance at December 31, 2023	687,006	3,163.5
1.In December 2023, the Company closed a flow-through financing to fund exploration programs in British Columbia. The shares qualify as flow-through shares for Canadian tax purposes. An aggregate of 1,642,037 Common Shares were issued by the Company for proceeds of $3.0 million. The premium of $0.7 million related to the difference between the issue price and the share price on the date of close and was recognized in trade and other payables as at December 31, 2023 and will be recognized in deferred income tax as related tax benefits are renounced.

(b) Share-based payment expenses
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
SHARE-BASED PAYMENT EXPENSES
Stock option expense	0.3	1.2
Performance share unit expense	1.5	0.5
Restricted share unit expense(1)	5.0	2.1
Deferred share unit expense	1.6	(0.4)
Shares issued under First Nations agreements(1)	0.1	0.4
Total share-based payment expenses	8.5	3.8
1. For the year ended December 31, 2023 $3.1 million of share based expenses were recognized in operating expenses (2022 – $1.2 million).
(i) Stock options
The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY'S STOCK OPTION PLAN
Balance at December 31, 2021	5,756	1.58
Granted	1,291	2.18
Exercised	(755)	1.17
Forfeited	(1,213)	1.98
Expired	(228)	3.89
Balance at December 31, 2022	4,851	1.59
Exercised	(2,401)	1.20
Forfeited	(158)	2.02
Expired	(562)	2.09
Balance at December 31, 2023	1,730	1.93
(c) Loss per share
The following table sets out the calculation of loss per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2023	2022
CALCULATION OF LOSS PER SHARE
Net loss	(64.5)	(66.8)
Basic weighted average number of shares outstanding (in millions)	684.0	681.9
Dilution of securities:
Stock options, deferred share units, performance share units	—	—
Diluted weighted average number of shares outstanding (in millions)	684.0	681.9
Net loss per share:
Basic	(0.09)	(0.10)
Diluted	(0.09)	(0.10)
The following table lists the equity securities excluded from the calculation of diluted loss per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2023	2022
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED LOSS PER SHARE
Stock options, performance share units, deferred share units	5.1	9.9